J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

July 31, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of on behalf of the funds (the “Funds”) listed on Appendix A hereto

File No. 333-191837 and 811-22903

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 195 under the 1933 Act (Amendment No. 197 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Funds as new series of the Trust.

The Amendment includes the prospectuses and Statements of Additional Information for the Funds. The Funds will seek as follows:

JPMorgan Core Plus Bond ETF	a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities

JPMorgan Income Builder Blend ETF	to maximize income on a risk-adjusted basis as the primary objective, while maintaining prospects for capital appreciation as a secondary objective

JPMorgan Inflation Managed Bond ETF	to maximize inflation protected total return

JPMorgan Municipal ETF	to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes

JPMorgan Ultra-Short Municipal ETF	as high a level of current income exempt from federal income tax as is consistent with relative stability of principal

If you have any questions, please call the undersigned at (212) 270-6803.

Sincerely,

/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A

J.P. Morgan Exchange-Traded Funds

JPMorgan Core Plus Bond ETF

JPMorgan Income Builder Blend ETF

JPMorgan Inflation Managed Bond ETF

JPMorgan Municipal ETF

JPMorgan Ultra-Short Municipal ETF